UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  August 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

August 31, 2013

Aurora Horizons Fund

Class A
AHFAX

Class C
AHFCX

Class Y
AHFYX

Investment Adviser

Aurora Investment Management L.L.C.
300 North LaSalle Street, 52nd Floor
Chicago, Illinois  60654

Phone: 1-800-443-2862

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	4

INVESTMENT HIGHLIGHTS	6

CONSOLIDATED SCHEDULE OF INVESTMENTS	8

CONSOLIDATED SCHEDULE OF SECURITIES SOLD SHORT	23

CONSOLIDATED SCHEDULE OF OPTIONS WRITTEN	27

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS	37

CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY
CONTRACTS	39

CONSOLIDATED SCHEDULES OF TOTAL RETURN AND CREDIT
DEFAULT SWAPS	41

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	42

CONSOLIDATED STATEMENT OF OPERATIONS	44

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS	45

CONSOLIDATED FINANCIAL HIGHLIGHTS	46

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS	49

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	65

NOTICE OF PRIVACY POLICY & PRACTICES	72

ADDITIONAL INFORMATION	73

Dear Shareholder,

Thank you for your investment in Aurora Horizons Fund.  Following is the semi-annual report for the period ended August 31, 2013.

Over the five-plus months since the Fund’s inception (and the period covered by this report), global investors have been positive about growth prospects in the U.S., but less so for the rest of the world, particularly in the emerging markets, where equity prices diverged from developed markets.  As long-term interest rates rose during the period, the commitment by the U.S. Federal Reserve to keep short-term rates low, coupled with generally improving company fundamentals, provided a positive backdrop for U.S. equity markets and a more challenging one for fixed income securities.  During this period, correlations1 among securities declined, creating a more favorable environment for our sub-advisers to pursue positive returns through their long and short investment strategies.

We believe that each of the Fund’s sub-advisers, by employing deep fundamental research, prudent risk management, and dynamic exposure management, should help the Fund to meet its objective of preserving capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.

While the investment environment is generally favorable, global equity markets may exhibit episodic bursts of volatility as a litany of potential concerns remain.  These concerns include an emerging market funding crunch, a rise in real yields, diminished expectations about the size and staying power of monetary stimulus, ongoing fiscal issues in Europe, and the slowdown in China.  To that end, Aurora Investment Management, the Fund’s adviser, remains focused on identifying, vetting, and engaging talented sub-advisers whose dynamic and thoughtful approach to portfolio management allows them to seek profits from the ever-changing investing environment.

The Fund’s turnover during the period covered by this letter was approximately 120%, a level that reflects the active trading strategies pursued by the Fund’s sub-advisers.  Given that the Fund’s sub-advisers employ flexible investment strategies, this level of turnover is in line with our expectations, and indicative of the dynamic nature of the portfolio.

On the following pages of this report please find specific details of Aurora Horizons Fund’s investment performance.  If you have any questions regarding your investment in the Fund, please contact your financial advisor.  We also encourage you to visit the Fund’s website at www.AuroraHorizons.com for more information, including daily prices and monthly performance data.

We value your investment in Aurora Horizons Fund and thank you for the opportunity to assist you and your financial advisor in achieving your financial goals.

Scott C. Schweighauser
President, Aurora Investment Management L.L.C.
Portfolio Manager, Aurora Horizons Fund

1	Correlation refers to a statistical measure of how two securities move in relation to each other.

AURORA HORIZONS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management, distribution fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period since inception (3/27/2013 – 8/31/2013).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses.  If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.75% when you invest.  Class A shares are also subject to a contingent deferred sales charge for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed  within twelve months of purchase.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line

AURORA HORIZONS FUND
Expense Example (Continued)
(Unaudited)

of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Class A
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 27, 2013 –
	March 27, 2013	August 31, 2013	August 31, 2013*
Actual**	$1,000.00	$995.00	$13.26
Hypothetical (5% return
before expenses)***	$1,000.00	$1,008.22	$13.35

*	Expenses are equal to the Class A shares annualized expense ratio of 3.09%, multiplied by the average account value over the period, multiplied by 157/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $11.58.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $11.67.

	Class C
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 27, 2013 –
	March 27, 2013	August 31, 2013	August 31, 2013*
Actual**	$1,000.00	$992.00	$16.45
Hypothetical (5% return
before expenses)***	$1,000.00	$1,004.99	$16.56

*	Expenses are equal to the Class C shares annualized expense ratio of 3.84%, multiplied by the average account value over the period, multiplied by 157/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $15.04.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $15.15.

	Class Y

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 27, 2013 –
	March 27, 2013	August 31, 2013	August 31, 2013*
Actual**	$1,000.00	$996.00	$12.19
Hypothetical (5% return
before expenses)***	$1,000.00	$1,009.29	$12.27

*	Expenses are equal to the Class Y shares annualized expense ratio of 2.84%, multiplied by the average account value over the period, multiplied by 157/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $10.82.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $10.90.

AURORA HORIZONS FUND
Investment Highlights
(Unaudited)

The Fund seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Adviser seeks to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers (each, a “Sub-Adviser”) who implement a number of different alternative investment strategies and invest in a variety of markets.  The Adviser is responsible for identifying and researching potential Sub-Advisers, monitoring the performance of the Sub-Advisers and allocating and reallocating the Fund’s assets among Sub-Advisers.  The identity and number of Sub-Advisers and the Adviser’s allocation of Fund assets among them will change over time.  The allocation of portfolio holdings as of August 31, 2013 is as follows:

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Valued at the net unrealized appreciation (depreciation).

Continued

AURORA HORIZONS FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of August 31, 2013

Since Inception
(3/27/13)
Aurora Horizons Fund
Class A (with sales charge)	(6.22)%
Class A (without sales charge)	(0.50)%
Class C (with sales charge)	(1.79)%
Class C (without sales charge)	(0.80)%
Class Y	(0.40)%
S&P 500 Total Return Index	5.44%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-800-443-2862.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date. The performance for Class C shares does not reflect any sales charges. The graph does not reflect any future performance.

The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  It is not possible to invest directly in an index.

Growth of $100,000 Investment(1)

(1)	The minimum investment for Class A and Class C is $2,500.
(2)	Inception Date

AURORA HORIZONS FUND

Consolidated Schedule of Investments

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 43.37%

Aerospace & Defense – 0.93%
Boeing Co. (e)(g)	7,950	$826,164
Zodiac Aerospace (a)	3,419	495,026
		1,321,190

Air Freight & Logistics – 0.54%
Expeditors International of Washington, Inc.	10,050	407,628
FedEx Corp. (g)	1,142	122,605
United Parcel Service, Inc. (g)	2,670	228,499
		758,732

Airlines – 0.01%
Delta Air Lines, Inc.	800	15,784

Auto Components – 0.07%
Lear Corp.	1,500	103,125

Automobiles – 0.62%
Ford Motor Co. (g)	500	8,095
General Motors Co. (b)(g)	25,595	872,278
		880,373

Beverages – 0.50%
Beam, Inc.	11,373	712,518

Biotechnology – 0.79%
Alexion Pharmaceuticals, Inc. (b)	2,757	297,094
Elan PLC (a)(b)	54,133	824,987
		1,122,081

Building Products – 0.23%
Fortune Brands Home & Security, Inc.	9,037	332,923

Capital Markets – 1.45%
Bank New York Mellon Corp.	17,950	533,833
Franklin Resources, Inc.	8,700	401,592
GAM Holding AG (a)	29,740	524,194
Goldman Sachs Group, Inc. (g)	1,210	184,077
Invesco Ltd. (a)	13,500	409,860
		2,053,556

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Shares	Value
COMMON STOCKS – 43.37% (Continued)

Chemicals – 1.15%
Air Water, Inc. (a)	32,000	$430,534
Koninklijke DSM NV (a)	6,962	513,526
LyondellBasell Industries NV (a)	9,793	686,979
		1,631,039

Commercial Banks – 0.93%
CIT Group, Inc. (b)	4,511	215,941
Danske Bank A/S (a)(b)	12,059	241,426
Wells Fargo & Co. (g)	21,000	862,680
		1,320,047

Commercial Services & Supplies – 1.29%
ADT Corp.	9,300	370,419
Secom Co. Ltd. (a)	8,500	487,396
Serco Group PLC (a)	50,431	427,885
Tyco International Ltd. (a)	16,562	547,208
		1,832,908

Computers & Peripherals – 0.50%
Apple, Inc.	1,400	681,870
SanDisk Corp.	100	5,518
Western Digital Corp.	300	18,600
		705,988

Construction & Engineering – 0.29%
Quanta Services, Inc. (b)(e)	15,800	413,012

Consumer Finance – 0.64%
American Express Co. (e)(g)	6,770	486,831
Capital One Financial Corp. (g)	200	12,910
SLM Corp.	17,200	412,628
		912,369

Containers & Packaging – 0.02%
Rock Tenn Co.	200	22,222

Diversified Consumer Services – 0.05%
Weight Watchers International, Inc. (g)	2,000	71,880

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 43.37% (Continued)

Diversified Financial Services – 1.26%
ASX Ltd. (a)	15,346	$484,202
Bank Of America Corporation (g)	40,400	570,448
JPMorgan Chase & Co. (g)	6,400	323,392
Leucadia National Corp.	16,280	405,861
		1,783,903

Diversified Telecommunication Services – 0.41%
Deutsche Telekom AG (a)	11,643	149,140
Singapore Telecommunications Ltd. (a)	157,000	432,009
		581,149

Electric Utilities – 0.40%
Endesa SA (a)(b)	20,999	488,736
Entergy Corp.	1,350	85,361
		574,097

Electrical Equipment – 0.56%
Eaton Corp PLC (a)(e)	12,633	799,922

Electronic Equipment, Instruments & Components – 0.01%
Corning, Inc.	700	9,828

Energy Equipment & Services – 1.02%
Ensco PLC (a)	700	38,892
John Wood Group PLC (a)	37,256	465,058
Subsea 7 SA (a)	25,840	529,902
Weatherford International Ltd. (a)(b)	28,300	421,953
		1,455,805

Financial Services Company – 0.30%
Far East Horizon Ltd. (a)	713,000	431,232

Food & Staples Retailing – 1.86%
CVS Caremark Corp. (e)(g)	11,200	650,160
Kroger Co.	2,800	102,480
Sysco Corp.	12,200	390,644
Walgreen Co. (g)	22,082	1,061,482
Wal-mart Stores, Inc. (e)(g)	6,050	441,529
		2,646,295

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Shares	Value
COMMON STOCKS – 43.37% (Continued)

Food Products – 1.72%
Aryzta AG (a)	8,055	$514,232
Bunge Ltd. (a)	300	22,734
Kerry Group PLC (a)	8,145	513,805
Mondelez International, Inc. (g)	26,446	811,099
Nutreco NV (a)	10,998	517,464
Tyson Foods, Inc.	2,200	63,690
		2,443,024

Gas Utilities – 0.08%
ONEOK, Inc.	2,200	113,168

Health Care Equipment & Supplies – 1.09%
Abbott Laboratories	5,380	179,315
Smith & Nephew PLC (a)	40,413	469,707
Becton Dickinson & Co. (e)(g)	4,350	423,603
BioMerieux (a)	4,811	481,463
		1,554,088

Health Care Providers & Services – 0.89%
Aetna, Inc.	1,100	69,729
Cardinal Health, Inc.	2,300	115,644
Fresenius SE & KGaA (a)	3,766	453,137
HCA Holdings, Inc.	300	11,457
McKesson Corp.	1,100	133,551
Sonic Healthcare Ltd. (a)	34,463	473,911
		1,257,429

Hotels, Restaurants & Leisure – 0.33%
Compass Group PLC (a)	35,566	471,796

Household Durables – 0.11%
Sony Corp. (a)	6,386	127,465
Whirlpool Corp.	200	25,730
		153,195

Industrial Conglomerates – 0.63%
DCC PLC (a)	11,771	466,798
First Pacific Co. Ltd. (a)	416,581	431,384
		898,182

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Shares	Value
COMMON STOCKS – 43.37% (Continued)

Insurance – 1.45%
Aflac, Inc.	500	$28,895
American International Group, Inc.	15,850	736,391
Berkshire Hathaway, Inc. (b)(g)	6,820	758,520
Everest Re Group Ltd. (a)(e)	1,400	191,730
Hartford Financial Services Group, Inc.	10,000	296,000
Metlife, Inc. (g)	400	18,476
Unum Group	800	23,624
		2,053,636

Internet & Catalog Retail – 0.25%
Amazon.com, Inc. (b)(g)	1,253	352,068

Internet Software & Services – 2.46%
Equinix, Inc. (b)	3,511	610,001
Google, Inc. (b)(e)(g)	1,671	1,415,170
LinkedIn Corp. (b)	1,224	293,809
Open Text Corp. (a)	6,725	462,252
Yahoo, Inc. (b)	26,319	713,771
		3,495,003

IT Services – 2.14%
Accenture PLC (a)(e)(g)	10,386	750,388
International Business Machines Corp.	3,180	579,619
Mastercard, Inc. (e)(g)	1,043	632,141
Nomura Research Institute Ltd. (a)	16,000	499,465
Visa, Inc. (g)	3,311	577,505
		3,039,118

Machinery – 0.49%
AGCO Corp.	1,400	79,184
Ingersoll-Rand PLC (a)	8,119	480,158
Trinity Industries, Inc.	3,366	142,112
		701,454

Media – 5.46%
Comcast Corp.	21,945	923,665
DIRECTV (b)	8,425	490,167
Discovery Communications, Inc. (b)	6,472	460,612
DISH Network Corp. (e)	18,055	811,753
Liberty Global PLC – Series C (a)(b)	1,409	103,604

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Shares	Value
COMMON STOCKS – 43.37% (Continued)

Media – 5.46% (Continued)
Liberty Global PLC – Series A (a)(b)	6,865	$533,273
Liberty Media Corp. (b)	8,419	1,149,025
News Corp. (b)	26,500	416,050
Reed Elsevier NV (a)	21,647	390,952
Sirius XM Radio, Inc.	80,073	286,661
Time Warner Cable, Inc. (g)	7,742	831,104
Twenty-First Century Fox, Inc. (e)	32,587	1,020,951
Walt Disney Co. (g)	5,650	343,689
		7,761,506

Multiline Retail – 1.00%
Kohl’s Corp.	13,050	669,596
Macy’s, Inc.	1,000	44,430
Target Corp. (g)	11,100	702,741
		1,416,767

Multi-Utilities – 0.09%
Dominion Resources, Inc.	2,100	122,535

Office Electronics – 0.01%
Xerox Corp.	1,300	12,974

Oil, Gas & Consumable Fuels – 1.67%
Devon Energy Corp. (g)	7,300	416,757
EOG Resources, Inc.	2,111	331,533
Hess Corp.	3,811	285,253
Marathon Oil Corp.	800	27,544
Murphy Oil Corp.	600	40,452
Phillips 66 (e)	7,300	416,830
Rentech, Inc.	191,000	368,630
Royal Dutch Shell PLC (a)	6,366	206,050
Spectra Energy Corp.	7,931	262,595
Tesoro Corp.	300	13,827
		2,369,471

Paper & Forest Products – 0.02%
International Paper Co.	600	28,326

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 43.37% (Continued)

Pharmaceuticals – 0.61%
Actavis, Inc. (b)	4,474	$604,795
Eli Lilly & Co. (g)	3,300	169,620
Johnson & Johnson (g)	1,100	95,051
		869,466

Professional Services – 0.62%
Robert Half International, Inc.	11,950	421,477
Teleperformance (a)	10,224	460,845
		882,322

Real Estate Management & Development – 0.28%
CBRE Group, Inc. (b)	18,098	395,803

Road & Rail – 1.36%
Canadian Pacific Railway Ltd. (a)	2,708	319,625
Hertz Global Holdings, Inc. (b)	45,417	1,091,371
Union Pacific Corp. (g)	3,386	519,886
		1,930,882

Semiconductors & Semiconductor Equipment – 0.93%
ASML Holding NV (a)(e)	8,403	731,565
Avago Technologies Ltd. (a)	15,272	588,125
		1,319,690

Software – 1.01%
Activision Blizzard, Inc.	24,700	403,104
Adobe Systems, Inc. (b)	10,719	490,394
Microsoft Corp. (g)	7,048	235,403
Symantec Corp.	1,600	40,976
Workday, Inc. (b)	3,556	257,917
		1,427,794

Specialty Retail – 1.34%
Bed Bath & Beyond, Inc. (b)(g)	6,050	446,127
Best Buy Co., Inc.	200	7,200
CarMax, Inc. (b)(g)	22,170	1,054,405
Foot Locker, Inc.	600	19,320
Home Depot, Inc. (g)	2,800	208,572
Lowe’s Companies, Inc. (g)	3,700	169,534
		1,905,158

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Shares	Value
COMMON STOCKS – 43.37% (Continued)

Textiles, Apparel & Luxury Goods – 0.52%
Coach, Inc.	7,965	$420,632
Tiffany & Co.	4,200	323,862
		744,494

Trading Companies & Distributors – 0.34%
WW Grainger, Inc.	1,947	481,590

Transportation Infrastructure – 0.33%
SATS Ltd. (a)	197,000	464,856

Wireless Telecommunication Services – 0.31%
Sprint Corp. (b)	13,909	93,329
Vodafone Group PLC (a)	10,700	346,145
		439,474
TOTAL COMMON STOCKS (Cost $59,837,541)		61,597,247

	Principal
	Amount
ASSET BACKED SECURITIES – 0.18%
American Airlines 2011-1 Class B Pass Through Trust
7.000%, 07/31/2019	$250,793	257,063
TOTAL ASSET BACKED SECURITIES (Cost $266,829)		257,063

CORPORATE BONDS – 6.92%

Chemicals – 0.38%
Hexion US Finance Corp.
6.625%, 04/15/2020	341,000	338,443
Phibro Animal Health Corp.
9.250%, 07/01/2018	189,000	203,175
		541,618

Commercial Banks – 0.65%
Washington Mutual Bank
0.000%, 11/06/2009 (f)	725,000	228,375
Fifth Third Capital Trust IV
6.500%, 04/01/2067 (c)	700,000	697,375
		925,750

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Principal
	Amount	Value
CORPORATE BONDS – 6.92% (Continued)

Commercial Services & Supplies – 0.24%
ADT Corp.
2.250%, 07/15/2017	$356,000	$335,094

Communications Equipment – 0.65%
Avaya, Inc.
7.000%, 04/01/2019	1,000,000	920,000

Containers & Packaging – 0.19%
Rock Tenn Co.
4.900%, 03/01/2022	268,000	275,796

Distributors – 0.24%
HD Supply, Inc.
11.500%, 07/15/2020	290,000	344,375

Diversified Financial Services – 0.18%
Glencore Funding LLC
4.125%, 05/30/2023	290,000	257,725

Energy Equipment & Services – 0.08%
Halliburton Co.
4.750%, 08/01/2043	116,000	116,366

Food Products – 0.15%
Campbell Soup Co.
3.800%, 08/02/2042	252,000	206,685

Health Care Providers & Services – 0.64%
Cardinal Health, Inc.
3.200%, 03/15/2023	87,000	80,717
Davita Healthcare Partners, Inc.
5.750%, 08/15/2022	504,000	501,480
Wellpoint, Inc.
4.650%, 01/15/2043	360,000	334,423
		916,620

Household Durables – 0.31%
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	409,000	434,563

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 6.92% (Continued)

Insurance – 0.18%
Trinity Acquisition PLC
4.625%, 08/15/2023 (a)	$133,000	$129,693
6.125%, 08/15/2043 (a)	133,000	130,579
		260,272

Media – 0.32%
NAI Entertainment Holdings
5.000%, 08/01/2018	250,000	254,375
Viacom, Inc.
5.850%, 09/01/2043	203,000	207,019
		461,394

Metals & Mining – 0.17%
Rio Tinto Finance USA PLC
4.125%, 08/21/2042 (a)	290,000	243,219

Multiline Retail – 0.04%
Macys Retail Holdings, Inc.
2.875%, 02/15/2023	57,000	51,518

Multi-Utilities – 0.25%
Puget Energy, Inc.
5.625%, 07/15/2022	330,000	353,119

Oil, Gas & Consumable Fuels – 1.54%
Enterprise Products Operating LLC
8.375%, 08/01/2066 (c)	666,000	741,407
Petrohawk Energy Corp.
10.500%, 08/01/2014	630,000	657,594
Plains Exploration & Production Co.
6.500%, 11/15/2020	174,000	185,434
Quicksilver Resources, Inc.
9.125%, 08/15/2019	674,000	598,175
		2,182,610

Pulp, Paper, and Paperboard Mills – 0.20%
Westvaco Corp.
8.200%, 01/15/2030	66,000	77,857
7.950%, 02/15/2031	173,000	200,727
		278,584

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Principal
	Amount	Value
CORPORATE BONDS – 6.92% (Continued)

Real Estate Investment Trusts (REITs) – 0.11%
American Tower Corp.
3.500%, 01/31/2023	$173,000	$155,963

Software – 0.40%
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	552,000	572,700
TOTAL CORPORATE BONDS (Cost $10,055,659)		9,833,971

MUNICIPAL BONDS – 0.50%

California – 0.06%
City of Fresno, CA Airport Revenue
4.750%, 07/01/2027	5,000	4,700
Clovis Unified School District
5.250%, 08/01/2032	50,000	52,438
West Hollywood Public Financing Authority
5.000%, 04/01/2038	15,000	14,647
5.125%, 04/01/2043	20,000	19,567
		91,352

Colorado – 0.01%
Bowles Metropolitan District
3.250%, 12/01/2022	5,000	4,840
3.500%, 12/01/2023	5,000	4,857
		9,697

Florida – 0.14%
City of Deltona, FL Utility System Revenue
4.000%, 10/01/2025	30,000	29,297
4.125%, 10/01/2026	40,000	38,914
5.125%, 10/01/2039	35,000	34,528
Florida Hurricane Catastrophe Fund Finance Corp.
2.995%, 07/01/2020	100,000	92,127
		194,866

Massachusetts – 0.02%
University of Massachusetts Building Authority
4.300%, 05/01/2038	30,000	27,318

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS – 0.50% (Continued)

Michigan – 0.01%
Lakeshore Public Schools
3.000%, 05/01/2025	$10,000	$8,723
4.000%, 05/01/2038	5,000	4,029
		12,752

New York – 0.03%
Port Authority of New York & New Jersey
3.250%, 07/15/2033	30,000	22,330
3.500%, 07/15/2038	35,000	25,445
		47,775

Ohio – 0.05%
County of Hamilton, Ohio Sewer System Revenue
5.000%, 12/01/2038	30,000	30,576
Ohio Higher Educational Facility Commission
4.500%, 10/01/2032	50,000	47,897
		78,473

Pennsylvania – 0.09%
Lehigh County Authority
5.000%, 12/01/2043	105,000	99,514
Millcreek Township School District
3.125%, 09/15/2022	30,000	29,386
		128,900

Texas – 0.09%
Alliance Airport Authority
5.750%, 12/01/2029	95,000	93,389
Texas Transportation Commission
5.000%, 08/15/2041	30,000	28,695
		122,084
TOTAL MUNICIPAL BONDS (Cost $751,359)		713,217

US GOVERNMENT NOTE/BOND – 0.18%
United States Treasury Bond
2.875%, 05/15/2043	76,000	64,707
United States Treasury Note
2.500%, 08/15/2023	193,000	188,853
TOTAL US GOVERNMENT NOTE/BOND (Cost $257,347)		253,560

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Principal
	Amount	Value
BANK LOANS – 10.49%
Alcatel-Lucent
5.750%, 01/24/2019	$997,494	$1,004,302
Armstrong World Industries, Inc.
3.500%, 03/15/2020	997,500	997,251
BMC Software, Inc.
0.000%, 05/22/2020	1,000,000	999,795
Carestream Health, Inc.
5.000%, 05/20/2019	1,000,000	1,010,000
Centaur Gaming
5.250%, 02/15/2019	997,500	1,007,056
iStar Financial, Inc.
4.500%, 10/11/2017	939,012	941,501
JC Penney
6.000%, 05/21/2018	750,000	733,541
Kindred Healthcare
4.250%, 06/01/2018	866,468	865,658
Merrill Communications
7.250%, 02/15/2018	995,000	1,006,194
Sorenson Communications, Inc.
9.500%, 09/07/2014	997,500	997,500
Spectrum Brands
4.570%, 11/06/2019	873,047	880,865
Springer Science
4.000%, 07/23/2020	1,000,000	994,065
Sungard Data Systems, Inc.
4.500%, 01/31/2020	997,494	1,008,710
Travelport, LLC
6.250%, 06/21/2019	1,000,000	1,012,750
Walter Investments
5.750%, 11/15/2017	987,179	996,123
Warner Music
3.750%, 07/01/2020	450,000	449,811
TOTAL BANK LOANS (Cost $14,944,672)		14,905,122

	Contracts
PURCHASED OPTIONS – 1.48%

Call Options – 1.03%
Accenture PLC
Expiration: January 2015, Exercise Price $55.00	3	5,520
Bank Of New York Mellon Corp.
Expiration: January 2014, Exercise Price $20.00	36	35,190

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS – 1.48% (Continued)

Call Options – 1.03% (Continued)
Bed Bath & Beyond, Inc.
Expiration: January 2014, Exercise Price $45.00	39	$113,100
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $75.00	46	173,765
Boeing Co.
Expiration: January 2014, Exercise Price $60.00	15	65,963
Coca-Cola Co.
Expiration: January 2014, Exercise Price $30.00	71	57,794
General Motors Co.
Expiration: January 2015, Exercise Price $20.00	119	173,740
iShares EURO STOXX Banks Index
Expiration: September 2013, Exercise Price $130.00 (a)	38	502
Johnson & Johnson
Expiration: January 2015, Exercise Price $55.00	86	270,255
Lowe’s Companies, Inc.
Expiration: January 2014, Exercise Price $25.00	37	77,330
Potash Corp. of Saskatchewan, Inc.
Expiration: January 2014, Exercise Price $32.00	130	20,020
Target Corp.
Expiration: January 2015, Exercise Price $45.00	10	18,625
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $60.00	5	12,838
Visa, Inc.
Expiration: September 2013, Exercise Price $175.00	8	3,040
Expiration: September 2013, Exercise Price $180.00	12	2,076
Walgreen Co.
Expiration: January 2014, Exercise Price $25.00	45	103,050
Wal-mart Stores, Inc.
Expiration: January 2015, Exercise Price $55.00	52	95,810
Walt Disney Co.
Expiration: January 2015, Exercise Price $35.00	26	67,405
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $25.00	101	161,600
		1,457,623

Put Options – 0.45%
Chesapeake Energy Corp.
Expiration: January 2014, Exercise Price $15.00	1,500	17,250
Intel Corp.
Expiration: September 2013, Exercise Price $25.00	165	50,325

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2013 (Unaudited)
	Contracts	Value
PURCHASED OPTIONS – 1.48% (Continued)

Put Options – 0.45% (Continued)
International Business Machines Corp.
Expiration: September 2013, Exercise Price $205.00	19	$43,557
Newmont Mining Corp.
Expiration: January 2014, Exercise Price $20.00	15	600
SPDR S&P 500 ETF Trust
Expiration: January 2014, Exercise Price $95.00	330	2,310
Expiration: January 2014, Exercise Price $147.00	328	82,328
Expiration: January 2014, Exercise Price $162.00	650	435,500
		631,870
TOTAL PURCHASED OPTIONS (Cost $2,197,811)		2,089,493

	Shares
SHORT-TERM INVESTMENTS – 37.35%

Money Market Funds – 37.35%
Fidelity Institutional Money Market Portfolio, 0.047% (c)(d)(e)	17,650,721	17,650,721
First American Prime Obligations Fund, 0.016% (c)(d)(e)	17,650,722	17,650,722
STIT – Liquid Assets Portfolio, 0.080% (c)(d)(e)	17,750,721	17,750,721
TOTAL SHORT-TERM INVESTMENTS (Cost $53,052,164)		53,052,164
Total Investments (Cost $141,363,382) – 100.47%		142,701,837
Liabilities in Excess of Other Assets – (0.47)%		(673,044)
TOTAL NET ASSETS – 100.00%		$142,028,793

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of August 31, 2013.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd. See Note 1 in the Consolidated Notes to Financial Statements.
(e)	All or a portion of this security is pledged as collateral for written options with an aggregate fair value of $13,429,800.
(f)	Represents a security in default.
(g)	All or a portion of this security may be subject to call options written.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS

Aerospace & Defense
KEYW Holding Corp.	(12,092)	$(139,542)
Northrop Grumman Corp.	(2,809)	(259,186)
		(398,728)

Air Freight & Logistics
FedEx Corp.	(2,385)	(256,054)

Biotechnology
Ariad Pharmaceuticals, Inc.	(6,500)	(120,900)
Cepheid, Inc.	(4,000)	(143,120)
Exact Sciences Corp.	(9,000)	(104,130)
Sangamo Biosciences, Inc.	(15,000)	(148,050)
		(516,200)

Building Products
Trex Co., Inc.	(3,220)	(142,549)

Capital Markets
WisdomTree Investments, Inc.	(13,061)	(146,283)

Chemicals
Dow Chemical Co.	(8,700)	(325,380)

Commercial Services & Supplies
ADT Corp.	(3,962)	(157,807)

Communications Equipment
Motorola Solutions, Inc.	(4,637)	(259,718)

Computers & Peripherals
Silicon Graphics International Corp.	(5,000)	(73,700)

Diversified Consumer Services
K12, Inc.	(4,865)	(176,648)

Diversified Telecommunication Services
8x8, Inc.	(15,000)	(138,750)
AT&T, Inc.	(23,199)	(784,822)
		(923,572)

Electrical Equipment
Encore Wire Corp.	(3,101)	(117,001)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components
Universal Display Corp.	(4,000)	$(138,440)

Energy Equipment & Services
FMC Technologies, Inc.	(1,300)	(69,719)

Food Products
Boulder Brands, Inc.	(9,000)	(140,040)
McCormick & Co, Inc.	(2,800)	(189,420)
		(329,460)
Health Care Equipment & Supplies
ABIOMED, Inc.	(6,000)	(141,300)
MAKO Surgical Corp.	(8,000)	(119,600)
Novadaq Technologies, Inc. (a)	(9,000)	(134,010)
TearLab Corp.	(8,000)	(105,120)
Zeltiq Aesthetics, Inc.	(15,000)	(119,850)
		(619,880)

Health Care Providers & Services
Bio-Reference Labs, Inc.	(4,000)	(115,720)

Health Care Technology
athenahealth, Inc.	(1,403)	(148,003)
HealthStream, Inc.	(4,000)	(132,600)
		(280,603)

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd. (a)	(4,100)	(150,429)
Ruby Tuesday, Inc.	(13,000)	(94,380)
		(244,809)

Household Durables
iRobot Corp.	(4,000)	(130,680)
PulteGroup, Inc.	(1,600)	(24,624)
Toll Brothers, Inc.	(5,000)	(153,050)
		(308,354)

Insurance
Amtrust Financial Services, Inc.	(2,000)	(71,440)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Internet & Catalog Retail
Amazon.com, Inc.	(200)	$(56,196)

Internet Software & Services
Active Network, Inc.	(13,000)	(127,400)
Angie’s List, Inc.	(6,000)	(125,760)
Demandware, Inc.	(2,500)	(105,200)
eBay, Inc.	(5,072)	(253,549)
Stamps.com, Inc.	(3,284)	(137,534)
Trulia, Inc.	(3,550)	(147,396)
		(896,839)

Leisure Equipment & Products
LeapFrog Enterprises, Inc.	(13,171)	(126,705)

Machinery
Caterpillar, Inc.	(2,600)	(214,604)
Deere & Co.	(6,672)	(558,046)
		(772,650)

Media
DIRECTV	(4,402)	(256,108)
Discovery Communications, Inc.	(800)	(62,008)
ReachLocal, Inc.	(10,272)	(112,787)
		(430,903)

Multiline Retail
Target Corp.	(5,000)	(316,550)

Office Electronics
Zebra Technologies Corp.	(3,130)	(142,728)

Personal Products
Elizabeth Arden, Inc.	(1,670)	(57,999)

Pharmaceuticals
AVANIR Pharmaceuticals, Inc.	(25,000)	(127,500)

Semiconductors & Semiconductor Equipment
Power Integrations, Inc.	(2,916)	(151,982)

Software
Rosetta Stone, Inc.	(8,000)	(123,520)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Software (Continued)
SAP AG (a)	(6,783)	$(500,721)
Tangoe, Inc.	(7,500)	(155,925)
		(780,166)

Specialty Retail
Ulta Salon Cosmetics & Fragrance, Inc.	(3,300)	(327,492)

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	(2,200)	(155,848)

Trading Companies & Distributors
Fastenal Co.	(5,503)	(242,077)
TOTAL COMMON STOCKS (Proceeds $9,974,921)		(10,257,700)

EXCHANGE-TRADED FUNDS
SPDR S&P 500 ETF Trust	(6,520)	(1,066,998)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,019,265)		(1,066,998)

	Principal
	Amount
CORPORATE BONDS

Oil, Gas & Consumable Fuels
Enbridge Energy Partners LP
4.200%, 09/15/2021	$(130,000)	(131,109)
Energy Transfer Partners LP
5.150%, 02/01/2043	(101,000)	(93,386)
Enterprise Products Operating LLC
5.250%, 01/31/2020	(130,000)	(144,725)
TOTAL CORPORATE BONDS (Proceeds $369,579)		(369,220)

US GOVERNMENT NOTE/BOND
United States Treasury Bond
2.875%, 05/15/2043	(1,282,000)	(1,091,503)
United States Treasury Note
2.000%, 07/31/2020	(88,000)	(86,944)
2.500%, 08/15/2023	(1,077,000)	(1,053,862)
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $2,263,925)		(2,232,309)
TOTAL SECURITIES SOLD SHORT (Proceeds $13,627,690)		$(13,926,227)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written

August 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
3M Co.
Expiration: January 2014, Exercise Price $110.00	(6)	$(4,020)
Allstate Corp.
Expiration: January 2014, Exercise Price $50.00	(3)	(446)
Altria Group, Inc.
Expiration: January 2014, Exercise Price $40.00	(22)	(121)
Amazon.com, Inc.
Expiration: January 2014, Exercise Price $295.00	(2)	(2,810)
Expiration: January 2014, Exercise Price $310.00	(2)	(1,900)
American Electric Power Co., Inc.
Expiration: January 2014, Exercise Price $50.00	(3)	(15)
American Express Co.
Expiration: January 2014, Exercise Price $70.00	(10)	(4,850)
Amgen, Inc.
Expiration: January 2014, Exercise Price $100.00	(7)	(8,820)
Anadarko Petroleum Corp.
Expiration: January 2014, Exercise Price $90.00	(5)	(3,450)
Apache Corp.
Expiration: January 2014, Exercise Price $90.00	(2)	(740)
AT&T, Inc.
Expiration: January 2014, Exercise Price $40.00	(67)	(469)
Baker Hughes, Inc.
Expiration: January 2014, Exercise Price $50.00	(3)	(495)
Bank Of America Corp.
Expiration: January 2014, Exercise Price $15.00	(126)	(7,056)
Bank Of New York Mellon Corp.
Expiration: January 2014, Exercise Price $32.00	(11)	(940)
Baxter International, Inc.
Expiration: January 2014, Exercise Price $80.00	(5)	(160)
Becton Dickinson & Co.
Expiration: December 2013, Exercise Price $95.00	(18)	(8,460)
Berkshire Hathaway, Inc.
Expiration: January 2014, Exercise Price $110.00	(19)	(10,640)
Boeing Co.
Expiration: January 2014, Exercise Price $85.00	(7)	(14,231)
Bristol-Myers Squibb Co.
Expiration: January 2014, Exercise Price $40.00	(18)	(5,580)
Capital One Financial Corp.
Expiration: January 2014, Exercise Price $70.00	(11)	(1,848)
CarMax, Inc.
Expiration: October 2013, Exercise Price $48.00	(49)	(9,310)
Expiration: January 2014, Exercise Price $50.00	(10)	(2,400)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS (Continued)
Chevron Corp.
Expiration: January 2014, Exercise Price $130.00	(20)	$(2,700)
Chipotle Mexican Grill, Inc.
Expiration: January 2014, Exercise Price $330.00	(1)	(8,300)
Cintas Corp.
Expiration: January 2014, Exercise Price $50.00	(18)	(2,115)
Cisco Systems, Inc.
Expiration: January 2014, Exercise Price $25.00	(59)	(3,776)
Citigroup, Inc.
Expiration: January 2014, Exercise Price $50.00	(32)	(7,584)
Coca-Cola Co.
Expiration: January 2014, Exercise Price $42.50	(22)	(506)
Cognizant Technology Solutions Corp.
Expiration: January 2014, Exercise Price $85.00	(3)	(495)
Colgate-Palmolive Co.
Expiration: January 2014, Exercise Price $62.50	(6)	(360)
Comcast Corp.
Expiration: January 2014, Exercise Price $45.00	(29)	(3,712)
ConocoPhillips
Expiration: January 2014, Exercise Price $65.00	(13)	(4,485)
Costco Wholesale Corp.
Expiration: January 2014, Exercise Price $115.00	(3)	(1,107)
Cummins, Inc.
Expiration: January 2014, Exercise Price $125.00	(7)	(5,180)
CVS Caremark Corp.
Expiration: January 2014, Exercise Price $60.00	(13)	(2,405)
Devon Energy Corp.
Expiration: January 2014, Exercise Price $60.00	(3)	(681)
Dow Chemical Co.
Expiration: January 2014, Exercise Price $40.00	(11)	(1,320)
eBay, Inc.
Expiration: January 2014, Exercise Price $60.00	(11)	(814)
EI du Pont de Nemours & Co.
Expiration: January 2014, Exercise Price $55.00	(10)	(3,570)
Eli Lilly & Co.
Expiration: January 2014, Exercise Price $60.00	(10)	(300)
EMC Corp.
Expiration: January 2014, Exercise Price $30.00	(22)	(583)
Emerson Electric Co.
Expiration: January 2014, Exercise Price $65.00	(7)	(840)
Exelon Corp.
Expiration: January 2014, Exercise Price $35.00	(9)	(180)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS (Continued)
Fastenal Co.
Expiration: January 2014, Exercise Price $54.50	(15)	$(375)
FedEx Corp.
Expiration: January 2014, Exercise Price $115.00	(2)	(760)
Ford Motor Co.
Expiration: January 2014, Exercise Price $15.00	(41)	(7,175)
General Dynamics Corp.
Expiration: January 2014, Exercise Price $80.00	(2)	(1,180)
General Electric Co.
Expiration: January 2014, Exercise Price $25.00	(121)	(3,388)
Gilead Sciences, Inc.
Expiration: January 2014, Exercise Price $45.00	(16)	(25,600)
Goldman Sachs Group, Inc.
Expiration: January 2014, Exercise Price $155.00	(9)	(7,425)
Google, Inc.
Expiration: January 2014, Exercise Price $850.00	(1)	(4,840)
Halliburton Co.
Expiration: January 2014, Exercise Price $40.00	(10)	(8,970)
Hewlett Packard Co.
Expiration: January 2014, Exercise Price $20.00	(20)	(6,560)
Home Depot, Inc.
Expiration: January 2014, Exercise Price $75.00	(16)	(5,968)
Honeywell International, Inc.
Expiration: January 2014, Exercise Price $75.00	(7)	(4,690)
Intel Corp.
Expiration: January 2014, Exercise Price $25.00	(57)	(1,710)
International Game Technology
Expiration: January 2014, Exercise Price $17.00	(31)	(8,138)
Iron Mountain, Inc.
Expiration: January 2014, Exercise Price $37.50	(13)	(325)
iShares MSCI Hong Kong ETF
Expiration: January 2014, Exercise Price $22.00	(96)	(480)
iShares Russell 2000 ETF
Expiration: January 2014, Exercise Price $96.00	(65)	(47,905)
Johnson & Johnson
Expiration: January 2014, Exercise Price $80.00	(48)	(36,000)
Expiration: January 2014, Exercise Price $87.50	(10)	(2,750)
JPMorgan Chase & Co.
Expiration: January 2014, Exercise Price $55.00	(43)	(3,999)
Kinder Morgan Energy Partners LP
Expiration: January 2014, Exercise Price $95.00	(3)	(51)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS (Continued)
Lockheed Martin Corp.
Expiration: January 2014, Exercise Price $115.00	(5)	$(4,975)
Lowe’s Companies, Inc.
Expiration: January 2014, Exercise Price $40.00	(74)	(49,210)
Mastercard, Inc.
Expiration: January 2014, Exercise Price $600.00	(1)	(3,700)
McDonald’s Corp.
Expiration: January 2014, Exercise Price $105.00	(10)	(420)
Medtronic, Inc.
Expiration: January 2014, Exercise Price $50.00	(10)	(3,450)
Merck & Co., Inc.
Expiration: January 2014, Exercise Price $50.00	(33)	(3,036)
Metlife, Inc.
Expiration: January 2014, Exercise Price $40.00	(10)	(7,380)
Microsoft Corp.
Expiration: January 2014, Exercise Price $30.00	(84)	(34,524)
Mohawk Industries, Inc.
Expiration: February 2014, Exercise Price $125.00	(1)	(830)
Mondelez International, Inc.
Expiration: January 2014, Exercise Price $30.00	(19)	(3,800)
Monsanto Co.
Expiration: January 2014, Exercise Price $110.00	(6)	(996)
Expiration: January 2014, Exercise Price $115.00	(5)	(470)
Morgan Stanley
Expiration: January 2014, Exercise Price $25.00	(15)	(3,525)
National Oilwell Varco, Inc.
Expiration: January 2014, Exercise Price $80.00	(3)	(678)
Netflix, Inc.
Expiration: January 2014, Exercise Price $110.00	(6)	(104,370)
Nike, Inc.
Expiration: January 2014, Exercise Price $60.00	(16)	(8,208)
Norfolk Southern Corp.
Expiration: January 2014, Exercise Price $75.00	(2)	(518)
Occidental Petroleum Corp.
Expiration: January 2014, Exercise Price $95.00	(9)	(1,917)
PepsiCo, Inc.
Expiration: January 2014, Exercise Price $80.00	(16)	(4,256)
Pfizer, Inc.
Expiration: January 2014, Exercise Price $30.00	(84)	(4,200)
Philip Morris International, Inc.
Expiration: January 2014, Exercise Price $100.00	(19)	(190)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS (Continued)
Potash Corp. of Saskatchewan, Inc.
Expiration: January 2014, Exercise Price $40.00	(130)	$(2,470)
Procter & Gamble Co.
Expiration: January 2014, Exercise Price $80.00	(31)	(6,510)
Raytheon Co.
Expiration: January 2014, Exercise Price $65.00	(2)	(2,170)
Salesforce.com, Inc.
Expiration: January 2014, Exercise Price $47.50	(8)	(4,200)
Schlumberger Ltd.
Expiration: January 2014, Exercise Price $85.00	(14)	(4,340)
Simon Property Group, Inc.
Expiration: January 2014, Exercise Price $185.00	(2)	(40)
Southern Co.
Expiration: January 2014, Exercise Price $50.00	(9)	(18)
Starbucks Corp.
Expiration: January 2014, Exercise Price $65.00	(7)	(5,376)
Target Corp.
Expiration: January 2014, Exercise Price $70.00	(6)	(366)
Texas Instruments, Inc.
Expiration: January 2014, Exercise Price $35.00	(11)	(4,510)
Time Warner, Inc.
Expiration: January 2014, Exercise Price $55.00	(10)	(7,075)
Twenty-First Century Fox, Inc.
Expiration: January 2014, Exercise Price $30.00	(23)	(13,570)
Union Pacific Corp.
Expiration: January 2014, Exercise Price $150.00	(3)	(3,114)
United Parcel Service, Inc.
Expiration: January 2014, Exercise Price $90.00	(10)	(1,470)
United Technologies Corp.
Expiration: January 2014, Exercise Price $100.00	(10)	(4,750)
UnitedHealth Group, Inc.
Expiration: January 2014, Exercise Price $60.00	(10)	(12,840)
US Bancorp
Expiration: January 2014, Exercise Price $40.00	(20)	(570)
USG Corp.
Expiration: January 2014, Exercise Price $30.00	(9)	(585)
Verizon Communications, Inc.
Expiration: January 2014, Exercise Price $50.00	(52)	(5,564)
Visa, Inc.
Expiration: January 2014, Exercise Price $180.00	(3)	(2,415)
Expiration: January 2014, Exercise Price $185.00	(5)	(3,100)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS (Continued)
Walgreen Co.
Expiration: January 2014, Exercise Price $45.00	(9)	$(4,343)
Wal-mart Stores, Inc.
Expiration: January 2014, Exercise Price $80.00	(19)	(893)
Walt Disney Co.
Expiration: January 2014, Exercise Price $57.50	(19)	(9,500)
Expiration: January 2014, Exercise Price $70.00	(17)	(884)
Weight Watchers International, Inc.
Expiration: January 2015, Exercise Price $45.00	(20)	(6,350)
Wells Fargo & Co.
Expiration: January 2014, Exercise Price $40.00	(61)	(16,043)
Whole Foods Market, Inc.
Expiration: January 2014, Exercise Price $49.00	(30)	(16,650)
Williams Companies, Inc.
Expiration: January 2014, Exercise Price $40.00	(6)	(510)
Yum! Brands, Inc.
Expiration: January 2014, Exercise Price $75.00	(6)	(1,110)
		(700,052)

PUT OPTIONS
3M Co.
Expiration: January 2014, Exercise Price $75.00	(3)	(69)
Accenture PLC
Expiration: January 2014, Exercise Price $55.00	(3)	(165)
Altria Group, Inc.
Expiration: January 2014, Exercise Price $25.00	(15)	(217)
Amazon.com, Inc.
Expiration: January 2014, Exercise Price $215.00	(1)	(309)
American Electric Power Co., Inc.
Expiration: January 2014, Exercise Price $35.00	(2)	(60)
American Express Co.
Expiration: January 2014, Exercise Price $50.00	(7)	(172)
Amgen, Inc.
Expiration: January 2014, Exercise Price $70.00	(5)	(155)
Apache Corp.
Expiration: January 2014, Exercise Price $65.00	(1)	(72)
Apple, Inc.
Expiration: January 2014, Exercise Price $415.00	(7)	(5,950)
Expiration: January 2014, Exercise Price $600.00	(3)	(36,000)
AT&T, Inc.
Expiration: January 2014, Exercise Price $25.00	(48)	(768)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
PUT OPTIONS (Continued)
Baker Hughes, Inc.
Expiration: January 2014, Exercise Price $35.00	(2)	$(87)
Berkshire Hathaway, Inc.
Expiration: January 2014, Exercise Price $75.00	(13)	(364)
Bristol-Myers Squibb Co.
Expiration: January 2014, Exercise Price $28.00	(13)	(292)
Capital One Financial Corp.
Expiration: January 2014, Exercise Price $50.00	(3)	(192)
Caterpillar, Inc.
Expiration: January 2014, Exercise Price $75.00	(3)	(675)
Chesapeake Energy Corp.
Expiration: January 2014, Exercise Price $20.00	(500)	(20,000)
Chevron Corp.
Expiration: January 2014, Exercise Price $90.00	(14)	(728)
Citigroup, Inc.
Expiration: January 2014, Exercise Price $35.00	(23)	(839)
Coach, Inc.
Expiration: February 2014, Exercise Price $50.00	(12)	(3,840)
Coca-Cola Co.
Expiration: January 2014, Exercise Price $30.00	(35)	(490)
Expiration: January 2014, Exercise Price $40.00	(5)	(1,505)
Colgate-Palmolive Co.
Expiration: January 2014, Exercise Price $42.50	(4)	(82)
Comcast Corp.
Expiration: January 2014, Exercise Price $30.00	(20)	(450)
Costco Wholesale Corp.
Expiration: January 2014, Exercise Price $80.50	(2)	(68)
CVS Caremark Corp.
Expiration: January 2014, Exercise Price $42.00	(9)	(212)
Deckers Outdoor Corp.
Expiration: January 2014, Exercise Price $40.00	(19)	(1,235)
Deere & Co.
Expiration: January 2015, Exercise Price $80.00	(8)	(7,200)
Devon Energy Corp.
Expiration: January 2014, Exercise Price $45.00	(2)	(103)
DIRECTV
Expiration: January 2014, Exercise Price $60.00	(4)	(1,890)
Dow Chemical Co.
Expiration: January 2014, Exercise Price $27.00	(9)	(302)
eBay, Inc.
Expiration: January 2014, Exercise Price $40.00	(9)	(621)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
PUT OPTIONS (Continued)
EI du Pont de Nemours & Co.
Expiration: January 2014, Exercise Price $35.00	(6)	$(84)
Eli Lilly & Co.
Expiration: January 2014, Exercise Price $45.00	(7)	(550)
EMC Corp.
Expiration: January 2014, Exercise Price $20.00	(15)	(308)
Emerson Electric Co.
Expiration: January 2014, Exercise Price $45.00	(5)	(225)
Exelon Corp.
Expiration: January 2014, Exercise Price $25.00	(5)	(125)
Exxon Mobil Corp.
Expiration: January 2014, Exercise Price $70.00	(29)	(1,305)
Fair Isaac Corp.
Expiration: January 2014, Exercise Price $45.00	(14)	(1,680)
FedEx Corp.
Expiration: January 2014, Exercise Price $80.00	(1)	(56)
Ford Motor Co.
Expiration: January 2014, Exercise Price $10.00	(29)	(232)
Freeport-McMoRan Copper & Gold, Inc.
Expiration: January 2014, Exercise Price $29.00	(6)	(1,302)
Goldman Sachs Group, Inc.
Expiration: January 2014, Exercise Price $110.00	(2)	(210)
Halliburton Co.
Expiration: January 2014, Exercise Price $30.00	(6)	(120)
Honeywell International, Inc.
Expiration: January 2014, Exercise Price $55.00	(5)	(167)
Intel Corp.
Expiration: January 2014, Exercise Price $18.00	(40)	(1,080)
International Business Machines Corp.
Expiration: January 2014, Exercise Price $155.00	(9)	(1,755)
Johnson & Johnson
Expiration: January 2014, Exercise Price $60.00	(20)	(420)
Kohl’s Corp.
Expiration: January 2014, Exercise Price $52.50	(10)	(4,000)
Lululemon Athletica, Inc.
Expiration: January 2014, Exercise Price $62.50	(10)	(3,600)
McDonald’s Corp.
Expiration: January 2014, Exercise Price $90.00	(7)	(1,372)
Medtronic, Inc.
Expiration: January 2014, Exercise Price $35.00	(7)	(116)
Merck & Co., Inc.
Expiration: January 2014, Exercise Price $35.00	(23)	(517)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
PUT OPTIONS (Continued)
Monsanto Co.
Expiration: January 2014, Exercise Price $80.00	(2)	$(216)
National Oilwell Varco, Inc.
Expiration: January 2014, Exercise Price $55.00	(13)	(715)
Nike, Inc.
Expiration: January 2014, Exercise Price $40.00	(3)	(51)
Norfolk Southern Corp.
Expiration: January 2014, Exercise Price $50.00	(1)	(27)
Occidental Petroleum Corp.
Expiration: January 2014, Exercise Price $65.00	(5)	(250)
Oracle Corp.
Expiration: January 2014, Exercise Price $28.00	(29)	(2,030)
PepsiCo, Inc.
Expiration: January 2014, Exercise Price $55.00	(11)	(220)
Pfizer, Inc.
Expiration: January 2014, Exercise Price $20.00	(59)	(590)
Philip Morris International, Inc.
Expiration: January 2014, Exercise Price $70.00	(13)	(949)
Potash Corp. of Saskatchewan, Inc.
Expiration: January 2015, Exercise Price $30.00	(29)	(13,847)
Procter & Gamble Co.
Expiration: January 2014, Exercise Price $55.00	(20)	(460)
QUALCOMM, Inc.
Expiration: January 2014, Exercise Price $50.00	(13)	(481)
Schlumberger Ltd.
Expiration: January 2014, Exercise Price $60.00	(9)	(504)
Simon Property Group, Inc.
Expiration: January 2014, Exercise Price $129.80	(1)	(332)
Southern Co.
Expiration: January 2014, Exercise Price $35.00	(6)	(168)
SPDR S&P 500 ETF Trust
Expiration: January 2014, Exercise Price $118.00	(790)	(27,650)
Staples, Inc.
Expiration: January 2014, Exercise Price $12.00	(31)	(1,302)
Texas Instruments, Inc.
Expiration: January 2014, Exercise Price $25.00	(9)	(108)
Twenty-First Century Fox, Inc.
Expiration: January 2014, Exercise Price $20.00	(15)	(150)
Union Pacific Corp.
Expiration: January 2014, Exercise Price $105.00	(2)	(108)
United Parcel Service, Inc.
Expiration: January 2014, Exercise Price $62.50	(6)	(114)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2013 (Unaudited)

	Contracts	Value
PUT OPTIONS (Continued)
United Technologies Corp.
Expiration: January 2014, Exercise Price $70.00	(6)	$(210)
UnitedHealth Group, Inc.
Expiration: January 2014, Exercise Price $45.00	(7)	(140)
US Bancorp
Expiration: January 2014, Exercise Price $25.00	(14)	(147)
USG Corp.
Expiration: January 2014, Exercise Price $20.00	(9)	(1,044)
Weight Watchers International, Inc.
Expiration: January 2015, Exercise Price $30.00	(20)	(7,500)
Wells Fargo & Co.
Expiration: January 2014, Exercise Price $28.00	(43)	(710)
Zimmer Holdings, Inc.
Expiration: January 2014, Exercise Price $75.00	(4)	(1,120)
		(165,479)
TOTAL OPTIONS WRITTEN (Premiums Received $926,937)		$(865,531)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Futures Contracts

August 31, 2013 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
SGX Japanese Government
Bond Future (d)	8	$1,175,984	Sep-13	$2,654
Brent Futures (d)	23	2,622,230	Oct-13	124,566
CAC 40 10 Euro Future (d)	13	676,262	Sep-13	(27,623)
Cocoa Future (d)	2	50,644	Dec-13	230
German Stock Index Future (d)	6	1,609,274	Sep-13	(50,264)
Mini DJIA Future (d)	6	443,850	Sep-13	(19,991)
Euro STOXX 50 Future (d)	36	1,297,490	Sep-13	(40,534)
FTSE 100 Index Future (d)	3	297,913	Sep-13	(7,488)
Gas Oil Future (d)	1	96,925	Oct-13	3,174
Gasoline RBOB Future (d)	8	971,073	Oct-13	1,054
Hang Seng Index Future (d)	2	278,137	Sep-13	(3,607)
NASDAQ 100 E-Mini Future (d)	30	1,844,100	Sep-13	22,761
NY Harbor ULSD Future (d)	4	526,949	Oct-13	(1,109)
Russell 2000 Mini Index
Future (d)	9	909,090	Sep-13	(31,346)
E-mini S&P 500 Future (d)	16	1,305,040	Sep-13	(10,850)
Soy Bean Future - No. 2
Yellow (d)	3	203,625	Nov-13	(983)
Soybean Meal Future (d)	12	508,440	Dec-13	13,150
Crude Oil Future (d)	4	430,600	Oct-13	11,172
TOTAL FUTURES
CONTRACTS PURCHASED		$15,247,626		$(15,034)

Three Month Euro Euribor
Interest Rate Future (d)	(40)	$(13,136,540)	Dec-14	$(5,736)
Three Month Sterling Interest
Rate Future (d)	(73)	(14,017,903)	Dec-14	(1,337)
10 Year Commonwealth Treasury
Bond Future (d)	(11)	(1,147,903)	Sep-13	13,311
Coffee "C" Future (d)	(10)	(436,125)	Dec-13	5,355
Corn Future - No. 2 Yellow (d)	(14)	(337,400)	Dec-13	(8,611)
Cotton Future - No. 2 (d)	(4)	(166,980)	Dec-13	2,299
Euro - Bund Future (d)	(15)	(2,788,550)	Sep-13	(20,013)
Gold 100 oz. Future (d)	(3)	(418,830)	Dec-13	(2,926)
Copper Future (d)	(1)	(177,600)	Dec-13	5,260
Primary Aluminum Future (d)	(7)	(319,069)	Dec-13	11,971
Long Gilt Future (d)	(13)	(2,203,970)	Dec-13	(29,860)
Natural Gas Future (d)	(11)	(393,910)	Oct-13	(5,143)
SGX Nikkei 225 Future (d)	(3)	(204,028)	Sep-13	3,323
Silver Future (d)	(2)	(235,130)	Dec-13	(4,334)

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Futures Contracts (Continued)

August 31, 2013 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Sugar Future - No. 11 (d)	(13)	$(245,773)	Mar-14	$212
Tokyo Price Index Future (d)	(1)	(112,288)	Sep-13	3,300
U.S. Treasury Long Bond
Future (d)	(11)	(1,450,969)	Dec-13	(14,881)
CBT Wheat Future (d)	(15)	(490,500)	Dec-13	(6,463)
KCB Wheat Future (d)	(5)	(175,875)	Dec-13	(1,342)
90 Day Euro Future (d)	(3)	(2,979,150)	Dec-14	81
OSE Nikkei 225 Future	(1)	(135,968)	Sep-13	13,227
E-mini S&P 500 Future	(110)	(8,972,150)	Sep-13	61,144
E-mini S&P 500 Future	(51)	(4,142,730)	Dec-13	71,447
Tokyo Price Index Future	(1)	(112,288)	Sep-13	11,037
TOTAL FUTURES
CONTRACTS SOLD		$(54,801,629)		$101,321
TOTAL NET
FUTURES CONTRACTS		$(39,554,003)		$86,287

(d)	Contract held by Aurora Horizons Fund CFC Ltd. See Note 1 to the Consolidated Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Forward Currency Contracts

August 31, 2013 (Unaudited)

Purchase Contracts:
				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value at	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Aug. 31,	Appreciation
of contract	Amount	Date	Received	2013	Delivered	2013	(Depreciation)
Morgan Stanley
& Co., Inc. (d)	1,196,671	9/20/13	AUD	$1,063,626	USD	$1,084,838	$(21,212)
Morgan Stanley
& Co., Inc. (d)	2,962,783	9/20/13	CAD	2,811,406	USD	2,856,694	(45,288)
Morgan Stanley
& Co., Inc. (d)	4,928,511	9/20/13	CHF	5,297,864	USD	5,290,438	7,426
U.S. Bank	179,000	9/18/13	DKK	31,719	USD	31,436	283
U.S. Bank	29,500	9/18/13	EUR	38,991	USD	39,106	(115)
Morgan Stanley
& Co., Inc. (d)	9,910,902	9/20/13	EUR	13,099,582	USD	13,189,445	(89,863)
U.S. Bank	24,000	9/18/13	GBP	37,187	USD	37,402	(215)
Morgan Stanley
& Co., Inc. (d)	3,889,695	9/20/13	GBP	6,026,872	USD	6,052,885	(26,013)
U.S. Bank	8,770,000	9/18/13	JPY	89,329	USD	89,380	(51)
Morgan Stanley
& Co., Inc. (d)	441,981,682	9/20/13	JPY	4,501,934	USD	4,518,578	(16,644)
Morgan Stanley
& Co., Inc. (d)	50,933,620	9/20/13	MXN	3,804,824	USD	3,926,243	(121,419)
Morgan Stanley
& Co., Inc. (d)	2,460,426	9/20/13	NZD	1,898,732	USD	1,952,876	(54,144)
TOTAL PURCHASE CONTRACTS							$(367,255)

Sale Contracts:
				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value at	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Aug. 31,	Appreciation
of contract	Amount	Date	Received	2013	Delivered	2013	(Depreciation)
Morgan Stanley
& Co., Inc. (d)	1,819,521	9/20/13	USD	$(1,617,227)	AUD	$(1,709,594)	$92,367
U.S. Bank	466,731	11/25/13	USD	(413,055)	AUD	(418,051)	4,996
U.S. Bank	50,000	9/18/13	USD	(47,448)	CAD	(48,825)	1,377
Morgan Stanley
& Co., Inc. (d)	3,658,983	9/20/13	USD	(3,472,034)	CAD	(3,518,833)	46,799
Morgan Stanley
& Co., Inc. (d)	3,076,885	9/20/13	USD	(3,307,473)	CHF	(3,242,843)	(64,630)
U.S. Bank	437,173	11/25/13	USD	(470,198)	CHF	(474,982)	4,784
U.S. Bank	1,596,000	9/18/13	USD	(282,814)	DKK	(283,381)	567
U.S. Bank	1,050,000	9/18/13	USD	(1,387,813)	EUR	(1,389,321)	1,508

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Forward Currency Contracts (Continued)

August 31, 2013 (Unaudited)

Sale Contracts (Continued):

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value at	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Aug. 31,	Appreciation
of contract	Amount	Date	Received	2013	Delivered	2013	(Depreciation)
Morgan Stanley
& Co., Inc. (d)	6,356,413	9/20/13	USD	(8,401,491)	EUR	(8,277,992)	$(123,499)
U.S. Bank	759,980	11/25/13	USD	(1,004,760)	EUR	(1,016,473)	11,713
U.S. Bank	121,000	9/18/13	USD	(187,486)	GBP	(183,503)	(3,983)
Morgan Stanley
& Co., Inc. (d)	2,580,056	9/20/13	USD	(3,997,658)	GBP	(3,918,650)	(79,008)
U.S. Bank	33,949,000	9/18/13	USD	(345,794)	JPY	(346,081)	287
Morgan Stanley
& Co., Inc. (d)	307,846,982	9/20/13	USD	(3,135,665)	JPY	(3,166,032)	30,367
Morgan Stanley
& Co., Inc. (d)	49,626,850	9/20/13	USD	(3,707,206)	MXN	(3,802,624)	95,418
U.S. Bank	1,573,656	11/25/13	USD	(256,303)	NOK	(258,842)	2,539
Morgan Stanley
& Co., Inc. (d)	2,857,423	9/20/13	USD	(2,205,098)	NZD	(2,245,595)	40,497
TOTAL SALE CONTRACTS							$62,099
TOTAL NET FORWARD CONTRACTS							$(305,156)

(d)	Security held by Aurora Horizons Fund CFC Ltd. See Note 1 to the Consolidated Notes to Financial Statements.

Abbreviations:
AUD= Australian Dollar
CAD= Canadian Dollar
CHF= Swiss Franc
DKK= Danish Krone
EUR= Euro
GBP= British Pound
JPY= Japanese Yen
MXN= Mexican Peso
NOK= Norwegian Krone
NZD= New Zealand Dollar

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Total Return Swaps

August 31, 2013 (Unaudited)

	Pay/
	Receive
	Total			Number
	Return on			of	Unrealized
	Reference	Financing	Notional	Shares/	Appreciation/
Reference Entity (a)	Entity	Rate	Value	Units	(Depreciation)
Aozora Bank NPV	Pay	0.616%	$184,468	64,000	$(7,730)
BHP Billiton Ltd.	Receive	(0.586)%	(136,115)	(2,151)	2,366
Caterpillar Inc.	Receive	(0.116)%	(135,118)	(1,637)	1,007
Christian Dior	Pay	0.528%	387,255	2,260	20,104
Energy Select Sector SPDR	Receive	(0.297)%	(126,597)	(1,552)	1,140
LVMH Moet Hennessy	Receive	(0.272)%	(396,793)	(2,265)	(32,005)
Nippon Telegraph and
Telephone Corp.	Pay	0.616%	111,921	2,200	13,176
NKSJ Holdings, Inc. NPV	Pay	0.616%	272,003	11,100	24,007
Sanofi	Pay	0.528%	134,787	1,403	(13,862)
Shire Plc	Pay	0.893%	389,616	10,577	59,480
Smiths Group	Pay	0.893%	224,776	11,314	4,594
Sony Corp.	Pay	0.616%	48,203	2,400	(1,388)
SPDR S&P Oil & Gas
Series Trust	Receive	(0.297)%	(541,472)	(12,295)	(30,447)
STOXX Europe 600 Index	Receive	(0.322)%	(1,161,569)	(2,956)	(42,354)
Vodafone Group Plc	Pay	0.893%	669,991	209,619	81,011
TOTAL NET TOTAL RETURN SWAPS					$79,099

Consolidated Schedule of Credit Default Swaps

August 31, 2013 (Unaudited)

		Interest
		Rate			Unrealized
	Expiration	Received	Notional	Premium	Appreciation/
Reference Entity (b)	Date	(Paid)	Amount	Paid	(Depreciation)
Buy Protection
J.C. Penney Company, Inc.	6/20/16	(5.00)%	$1,000,000	20,000	$94,984
6.375%, 10/15/2036
Thyssenkrupp AG	9/20/18	(1.00)%	354,000	48,978	(5,819)
4.375, 3/18/2015
TOTAL BUY PROTECTION			$1,354,000	$68,978	$89,165

Sell Protection
iStar Financial, Inc.	9/20/18	5.00%	$(266,000)	$10,649	$3,711
5.875% 3/15/2016
TOTAL SELL PROTECTION			$(266,000)	$10,649	$3,711

(a)	Morgan Stanley is the counterparty for these open total return swaps.
(b)	Morgan Stanley is the counterparty for these open credit default swaps.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

ASSETS
Investments, at value (cost $141,363,382)	$142,701,837
Foreign Currency, at value (cost $631,874)	628,944
Receivables:
Premiums paid on swap contracts	79,627
Unrealized appreciation on open swap contracts	305,580
Unrealized appreciation on forward currency contracts	340,928
Investments sold	2,041,954
Swap dividend and interest receivable	5,109
Fund shares sold	1,373,223
Dividends and interest	298,666
Deposits at brokers for derivative instruments and variation margin	15,494,067
Other assets	32,896
TOTAL ASSETS	163,302,831
LIABILITIES
Written options, at value (premiums received $926,937)	865,531
Short securities, at value (proceeds $13,627,690)	13,926,227
Payables:
Investments purchased	5,114,433
To affiliates	213,387
To distributor	27
To adviser	267,646
Payable to custodian	25,486
Dividends and interest on short positions	28,732
Swap dividend and interest payable	14,856
Unrealized depreciation on open swap contracts	133,605
Unrealized depreciation on forward currency contracts	646,084
Accrued expenses and other liabilities	38,024
TOTAL LIABILITIES	21,274,038
NET ASSETS	$142,028,793
Net assets consist of:
Paid-in capital	$142,806,363
Accumulated net investment loss	(625,031)
Accumulated net realized loss	(1,215,340)
Net unrealized appreciation (depreciation) on:
Investments	1,446,773
Futures contracts	86,287
Swap contracts	171,975
Forward contracts	(305,156)
Securities sold short	(298,537)
Foreign currency translation	8,371
Purchased options	(108,318)
Written options	61,406
NET ASSETS	$142,028,793

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Assets and Liabilities (Continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$415,401
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	41,739
Net asset value and redemption price per share(1)	$9.95
Maximum offering price per share (net asset value per share
divided by 0.9425)(2)	$10.56
Class C
Net assets	$231,675
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	23,361
Net asset value, offering, and redemption price per share(3)	$9.92
Class Y
Net assets	$141,381,717
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	14,195,708
Net asset value, offering, and redemption price per share	$9.96

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within eighteen months of purchase.
(2)	Reflects a maximum sales charge of 5.25%.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Operations

For the Period Ended August 31, 2013(1) (Unaudited)

INVESTMENT INCOME
Dividend income(2)	$410,938
Interest income	514,392
TOTAL INVESTMENT INCOME	925,330
EXPENSES
Investment advisory fees	1,092,384
Administration and accounting fees	135,250
Interest expenses	96,112
Dividend expense	79,271
Custody fees	38,580
Federal and state registration fees	32,798
Transfer agent fees and expenses	29,134
Audit and tax fees	15,443
Chief Compliance Officer fees	11,822
Legal fees	6,530
Reports to shareholders	3,786
Trustees’ fees and related expenses	3,742
Distribution fees	1,099
Other expenses	4,410
TOTAL EXPENSES	1,550,361
NET INVESTMENT LOSS	(625,031)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	220,241
Futures contracts	(840,632)
Swap contracts	(32,983)
Forward contracts	(238,554)
Securities sold short	(306,647)
Foreign currency translation	29,896
Purchased options	(85,231)
Written options	38,570
(1,215,340)
Net change in unrealized appreciation (depreciation) on:
Investments	1,446,773
Futures contracts	86,287
Swap contracts	171,975
Forward contracts	(305,156)
Securities sold short	(298,537)
Foreign currency translation	8,371
Purchased options	(108,318)
Written options	61,406
1,062,801
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(152,539)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(777,570)

(1)	The Fund commenced operations on March 27, 2013.
(2)	Net of $14,598 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Changes in Net Assets

Period Ended
August 31, 2013(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(625,031)
Net realized gain (loss) on:
Investments	220,241
Futures contracts	(840,632)
Swap contracts	(32,983)
Forward contracts	(238,554)
Securities sold short	(306,647)
Foreign currency translation	29,896
Purchased options	(85,231)
Written options	38,570
Net change in unrealized appreciation (depreciation) on:
Investments	1,446,773
Futures contracts	86,287
Swap contracts	171,975
Forward contracts	(305,156)
Securities sold short	(298,537)
Foreign currency translation	8,371
Purchased options	(108,318)
Written options	61,406
Net decrease in net assets from operations	(777,570)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	143,404,424
Payments for shares redeemed	(598,061)
Net increase in net assets from capital share transactions	142,806,363

TOTAL INCREASE IN NET ASSETS	142,028,793

NET ASSETS:
Beginning of Period	—
End of Period	$142,028,793
ACCUMULATED NET INVESTMENT LOSS	$(625,031)

(1)	The Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class A

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.06)
Net realized and unrealized gain/(loss) on investments(3)	0.01
Total from investment operations	(0.05)

Net Asset Value, End of Period	$9.95

Total return(4)(5)	(0.50)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$415

Ratio of expenses to average net assets(6)	3.09%
Ratio of expenses to average net assets excluding
dividends and interest expense on short positions(6)	2.77%

Ratio of net investment loss to average net assets(6)(7)	(1.39)%

Portfolio turnover rate(5)(8)	118.73%

(1)	The Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Realized and unrealized gain/(loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share during the period.  It does not agree to the aggregate gains/(losses) in the Consolidated Statement of Operations due to fluctuations in share transactions during the period.

(4)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the sales charge.

(5)	Not annualized.
(6)	Annualized.
(7)	The net investment loss ratio includes dividends and interest expense on short positions.
(8)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class C

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.09)
Net realized and unrealized gain/(loss) on investments(3)	0.01
Total from investment operations	(0.08)

Net Asset Value, End of Period	$9.92
Total return(4)(5)	(0.80)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$232

Ratio of expenses to average net assets(6)	3.84%
Ratio of expenses to average net assets excluding
dividends and interest expense on short positions(6)	3.52%

Ratio of net investment loss to average net assets(6)(7)	(2.14)%

Portfolio turnover rate(5)(8)	118.73%

(1)	The Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Realized and unrealized gain/(loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share during the period.  It does not agree to the aggregate gains/(losses) in the Consolidated Statement of Operations due to fluctuations in share transactions during the period.

(4)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the sales charge.

(5)	Not annualized.
(6)	Annualized.
(7)	The net investment loss ratio includes dividends and interest expense on short positions.
(8)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class Y

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.05)
Net realized and unrealized gain/(loss) on investments(3)	0.01
Total from investment operations	(0.04)

Net Asset Value, End of Period	$9.96

Total return(4)(5)	(0.40)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$141,382

Ratio of expenses to average net assets(6)	2.84%
Ratio of expenses to average net assets excluding
dividends and interest expense on short positions(6)	2.52%

Ratio of net investment loss to average net assets(6)(7)	(1.14)%

Portfolio turnover rate(5)(8)	118.73%

(1)	The Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Realized and unrealized gain/(loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share during the period.  It does not agree to the aggregate gains/(losses) in the Consolidated Statement of Operations due to fluctuations in share transactions during the period.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized.
(6)	Annualized.
(7)	The net investment loss ratio includes dividends and interest expense on short positions.
(8)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements
August 31, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Aurora Horizons Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Trust has designated three classes of Fund shares: Class A, Class C and Class Y.  The three classes differ principally in their respective distribution expense arrangements as well as their respective sales fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus.  Class A shares are subject to a contingent deferred sales charge for purchases made at the $1,000,000 breakpoint that are redeemed within eighteen months of purchase.  Class C shares are subject to a contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus.  The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed.  Class Y shares are no-load shares.  The Fund became effective and commenced operations on March 27, 2013.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Aurora Investment Management L.L.C. (the “Adviser”), the Fund’s investment adviser.

The financial statements include the accounts of Aurora Horizons Fund CFC Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Aurora Horizons Fund.  All intercompany accounts and transactions have been eliminated in consolidation.  The Aurora Horizons Fund may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Aurora Horizon Fund’s investment objectives and policies.  As of August 31, 2013 the Subsidiary’s net assets were $9,766,770, which represented 7% of the Aurora Horizons Fund’s net assets.

The Subsidiary is an exempted Cayman Island investment company and as such is not subject to Cayman Islands taxes at present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in the Aurora Horizons Fund’s investment company taxable income.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  When the security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day and will generally be classified as Level 2.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  The Funds’ Pricing Services use multiple valuation techniques to determine fair value.  In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value.  In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

fair value and generally will be classified as Level 2.  Fixed income securities including asset backed securities, corporate bonds, municipal bonds, US Treasury Bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.  Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.  Short-term debt securities which have a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2.  Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange.  Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.  The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.  Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.  Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs.  In the event the Adviser determines that the price of a swap calculated in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August, 2013:

	Level 1	Level 2	Level 3(2)	Total
Assets
Asset Backed Securities(1)	$—	$257,063	$—	$257,063
Bank Loans(1)	—	14,905,122	—	14,905,122
Common Stocks(1)	61,597,247	—	—	61,597,247
Corporate Bonds(1)	—	9,833,971	—	9,833,971
Municipal Bonds(1)	—	713,217	—	713,217
Purchased Options	818,705	1,270,788	—	2,089,493
Short-Term Investments	53,052,164	—	—	53,052,164
US Government Note/ Bond	—	253,560	—	253,560
Total Assets	115,468,116	27,233,721	—	142,701,837
Liabilities
Securities Sold Short	$11,324,698	$2,601,529	$—	$13,926,227
Options Written	494,175	371,356	—	865,531
Total Liabilities	$11,818,873	$2,972,885	$—	$14,791,758
Other Financial
Instruments(3)	$258,262	$(305,156)	$—	$(46,894)

(1)	See the Schedule of Investments for industry/geographic classifications.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended August 31, 2013, the Fund did not have unobservable inputs

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

(Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

(3)	Other financial instruments are futures contracts, swap contracts and forward contracts, which are reflected at the net unrealized appreciation (depreciation) on the contracts held.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

The fair value of derivative instruments as reported within the Consolidated Statement of Assets and Liabilities as of August 31, 2013:

	Asset Derivatives
Derivatives not accounted	Consolidated Statement of
for as hedging instruments	Assets and Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$2,089,493
Index – Futures	Net assets –
	Unrealized appreciation*	186,239
Commodity Contracts – Futures	Net assets –
	Unrealized appreciation*	178,443
Interest Rate	Net assets –
Contracts – Futures	Unrealized appreciation*	16,046
Foreign Exchange Contracts –	Appreciation on forward
Forward Currency Contracts	currency exchange contracts	340,928
Total Return – Swaps	Appreciation on open swap contracts	206,885
Credit Contracts – Swaps	Appreciation on open swap contracts	98,695
Total		$3,116,729

	Liability Derivatives
Derivatives not accounted	Consolidated Statement of
for as hedging instruments	Assets and Liabilities Location	Value
Equity Contracts – Options	Written options, at value	$865,531
Index – Futures	Net assets –
	Unrealized depreciation*	191,703
Commodity Contracts – Futures	Net assets –
	Unrealized depreciation*	30,911
Interest Rate	Net assets –
Contracts – Futures	Unrealized depreciation*	71,827
Foreign Exchange Contracts –	Depreciation on forward
Forward Currency Contracts	currency exchange contracts	646,084
Total Return – Swaps	Depreciation on open swap contracts	127,786
Credit Contracts – Swaps	Depreciation on open swap contracts	5,819
Total		$1,939,661

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Open Futures Contracts.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

The effect of derivative instruments on the Consolidated Statement of Operations for the period March 27, 2013 through August 31, 2013 was as follows:

	Amount of Realized Gain (Loss) on
	Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Total Return Contracts	$—	$—	$—	$13,040	$—	$13,040
Foreign Exchange
Contracts	—	—	—	—	(238,554)	(238,554)
Equity Contracts	(85,231)	38,570	—	—	—	(46,661)
Credit Contracts	—	—	—	(46,023)	—	(46,023)
Commodity Contracts	—	—	(352,892)	—	—	(352,892)
Interest Rate Contracts	—	—	(412,742)	—	—	(412,742)
Index Contracts	—	—	(74,998)	—	—	(74,998)
Total	$(85,231)	$38,570	$(840,632)	$(32,983)	$(238,554)	$(1,158,830)

	Change in Unrealized Appreciation (Depreciation)
	on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Total Return Contracts	$—	$—	$—	$79,099	$—	$79,099
Foreign Exchange
Contracts	—	—	—	—	(305,156)	(305,156)
Equity Contracts	(108,318)	61,406	—	—	—	(46,912)
Credit Contracts	—	—	—	92,876	—	92,876
Commodity Contracts	—	—	147,532	—	—	147,532
Interest Rate Contracts	—	—	(55,781)	—	—	(55,781)
Index Contracts	—	—	(5,464)	—	—	(5,464)
Total	$(108,318)	$61,406	$86,287	$171,975	$(305,156)	$(93,806)

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties.  The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The netting arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Assets:
				Gross Amounts not
			Net Amounts	offset in the
		Gross	Presented	Consolidated Statement
		Amounts	in the	of Assets and Liabilities
	Gross	Offset in the	Consolidated
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets	of Assets	Financial	Received
	Assets	and Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Description
Futures
Contracts	$379,619	$293,332	$86,287	$—	$86,287	$—
Total Return
Swap
Contracts	206,885	—	206,885	206,885	—	—
Credit Default
Swap
Contracts	98,695	—	98,695	98,695	—	—
Forward
Contracts	340,928	—	340,928	340,928	—	—
	$1,026,127	$293,332	$732,795	$646,508	$86,287	$—

Liabilities:
				Gross Amounts not
			Net Amounts	offset in the
		Gross	Presented	Consolidated Statement
		Amounts	in the	of Assets and Liabilities
	Gross	Offset in the	Consolidated
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets	of Assets	Financial	Pledged
	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Net Amount
Description
Written
Options	$865,531	$—	$865,531	$—	$865,531	$—
Futures
Contracts	293,332	(293,332)	—	—	—	—
Total Return
Swap
Contracts	127,786	—	127,786	127,786	—	—
Credit Default
Swap
Contracts	5,819	—	5,819	5,819	—	—
Forward
Contracts	646,084	—	646,084	646,084	—	—
	$1,938,552	$(293,332)	$1,645,220	$779,689	$865,531	$—

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Options

The Fund is subject to equity price risk and foreign currency fluctuations in the normal course of pursuing its investment objectives.  The Fund enters into written call options to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.  The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.  In addition, the Fund enters into purchased put options to hedge against changes in the value of written put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised.  The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the period ended August, 2013 were as follows:

	Contracts	Premiums
Call Options
Outstanding, Beginning of period	—	$—
Options written	2,735	543,434
Options terminated in closing transactions	(388)	(51,547)
Options exercised	(30)	(8,342)
Options expired	(10)	(589)
Outstanding, end of period	2,331	$482,956

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

	Contracts	Premiums
Put Options
Outstanding, Beginning of period	—	$—
Options written	2,833	470,204
Options terminated in closing transactions	(502)	(24,367)
Options exercised	(30)	(1,567)
Options expired	(73)	(289)
Outstanding, end of period	2,230	$443,981

As of August 31, 2013, the fair value of long positions which served as collateral for options written was $13,890,350.

Transactions in purchased options during the period ended August, 2013 were as follows:

Contracts
Outstanding, Beginning of period	—
Options purchased	5,548
Options terminated in closing transactions	(1,285)
Options exercised	(30)
Options expired	(347)
Outstanding, end of period	3,886
Futures and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic exchanges.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the obligations for futures contracts or the market value of the instrument underlying the contract.  At August 31, 2013, deposits at broker for futures contracts

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

amounted to $939,421.  The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The average monthly notional amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	27,977,380	180,076,083
Short	37,856,763	244,607,812

Swap Agreements

The Fund is subject to equity price, foreign exchange rate, credit, and commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, an equity security, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss until contracts are closed or payments are received/paid and recognized as income.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  At August 31, 2013, the Fund did not have any deposits with brokers to serve as collateral for swap contracts.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed.  In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers.  Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations.  In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss.

As of August 31, 2013, there were eighteen swap contracts outstanding.  For the period ended August 31, 2013, the Fund recorded net realized losses of $32,983 resulting from swap activity. The average monthly notional amount of swaps during the period was $1,363,086 for long positions and $21,302 for short positions.

(d)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  Such amounts are recorded on the ex-dividend date as dividend or interest expense.  As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  The segregated assets are valued consistent with Note 2a above.  The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  At August 31, 2013, the Fund had deposits with brokers of $14,554,627 which served as collateral for securities sold short.  The Fund’s deposit with broker for securities sold short is with Morgan Stanley.

(e)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

As of and during the period ended August 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended August 31, 2013, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal taxing authorities for the tax periods since the commencement of operations.

(f)	Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(i)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Distribution fees are expensed at 0.25% and 1.00% of average daily net assets of the Class A and Class C shares, respectively.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

(j)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for best tax relief order.  Dividend income and expense, less net foreign withholding tax, is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 2.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 27, 2016, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed the Expense Limitation Cap as follows:

	Class A	Class C	Class Y
Aurora Horizons Fund	2.85%	3.60%	2.60%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2016	$0

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers.  Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Chicago Fundamental Investment Partners, LLC
First Oak Capital Management LLC
Graham Capital Management, L.P.
Kabouter Management, LLC
Kingsford Capital Management, LLC

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Kovitz Investment Group, LLC
Lansdowne Partners Limited Partnership
MPAM Credit Trading Partners L.P.
PEAK6 Advisors LLC
York Registered Holdings, L.P.

(4)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement.  The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and accountants; coordinating the preparation and payment of the Fund’s expenses; and reviewing the Fund’s expense accruals.  For the period ended August 31, 2013, the Fund incurred $135,250 in administration and accounting fees.  At August 31, 2013, the Administrator was owed fees of $135,250.

USBFS also serves as the transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended August 31, 2013, the Fund incurred $29,134, and $38,580 in transfer agency and custody fees, respectively.  At August 31, 2013, the Fund owed fees of $27,927, and $38,580 for transfer agency and custody fees, respectively.

The Fund also has a line of credit with U.S. Bank (see Note 8).

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended August 31, 2013, the Fund was allocated $11,822 of the Trust’s Chief Compliance Officer fee.  At August 31, 2013, the Fund owed fees of $11,630 to USBFS for Chief Compliance Officer’s services.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
Class A	August 31, 2013(1)
Shares sold	42,293
Shares redeemed	(554)
Net increase	41,739

Period Ended
Class C	August 31, 2013(1)
Shares sold	23,361
Net increase	23,361

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2013 (Unaudited)

Period Ended
Class Y	August 31, 2013(1)
Shares sold	14,254,793
Shares redeemed	(59,085)
Net increase	14,195,708

(1)	The Fund commenced operations on March 27, 2013.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the period ended August 31, 2013, were $168,137,060 and $80,049,420, respectively.  The purchases and sales of U.S. government securities for the Fund are detailed below.

Purchases
U.S. Government	$7,318,452
Other	160,818,608
Sales
U.S. Government	$6,960,041
Other	73,089,379

(7)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2013, National Financial Services, LLC and UBS, for the benefit of its customers, held 48% and 32% of the outstanding shares for Class A, respectively.  Stifel Nicolaus & Co., for the benefit of its customers held 85% of the outstanding shares for Class C.  Natixis Global Asset Management L.P. owned 70% of the outstanding shares for Class Y.

(8)	Line of Credit

The Fund has a line of credit with maximum borrowing for the lessor of 33.33% of the fair value of unencumbered net assets of the Fund or $20,000,000, which matures on August 15, 2014.  This secured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate of 3.25% as of August 31, 2013.  The credit facility is with the Fund’s custodian, U.S. Bank.  During the period ended August 31, 2013, the Fund did not utilize the line of credit.

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and Sub-Advisory Agreements

Basis for Trustees’ Approval of Investment Advisory Agreement with Aurora Investment Management L.L.C.

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on February 21, 2013 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Aurora Horizons Fund (the “Fund”), a series of the Trust, and Aurora Investment Management L.L.C., the Fund’s investment advisor (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Advisory Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the Advisory Agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Advisory Agreement; (4) the fact that the Adviser has agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the February 21, 2013 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Board noted that Jim Hayes, Partner and Managing Director of Client Services and Marketing, Roxanne Martino, Partner, President, Chief Executive Officer and Portfolio Manager, Scott Schweighauser, Partner, Chief Investment Officer and Portfolio Manager, Justin Sheperd, Partner and Portfolio Manager, Jerry Fuesel, Chief Financial Officer, Beth Satterfield, Chief Operating Officer and Scott Montpas, Partner, General Counsel and Chief Compliance Officer, each of the Adviser, had attended a meeting of the Board held on October 10, 2012 and had provided information concerning the investment process which would be applied to the Fund.  Specifically, Ms. Martino and Mr. Schweighauser had reviewed in detail the investment strategy that would be applied by the Adviser in managing a mutual fund, and the established multi-manager, multi-strategy approach that is applied to the Adviser’s existing investment products, which would also be applied to the management of the Fund.

The Trustees noted that at the October 10, 2012 meeting Mr. Sheperd had reviewed the background and qualifications of the Adviser’s operations and investment team, including the individuals who would serve as portfolio managers for the Fund, providing due diligence, selection and oversight of the Fund’s sub-advisers and making allocations of the Fund’s assets among the various sub-advisers.  Mr. Hayes and Ms. Martino had also provided a detailed overview of the advisory firms that had been identified as potential sub-advisers to the Fund, including each potential sub-adviser’s investment strategies, performance and experience.

The Board also noted that at the October 10, 2012 meeting Mr. Hayes had provided information concerning the Adviser’s marketing staff and plans for growth of the Fund during its initial period of operation, as well as a discussion of the Adviser’s compliance program, including Mr. Montpas’s qualifications as the firm’s chief compliance officer and the process used by the Adviser for oversight of the compliance of sub-advisers.  The Board further

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

noted that the Trust had filed an application for exemptive relief that, once approved by the SEC, would allow the Fund to operate with multiple sub-advisers that could be hired and replaced without obtaining shareholder approval (the “Multi-Manager Structure”).

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing goals and its commitment to the growth of Fund assets and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser, which were provided specifically for the February 21, 2013 meeting.

The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented and/or provided by the Adviser at the October 10, 2012 and January 24, 2013 meetings.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured by the Trust’s CCO that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of accounts managed by the Adviser.  The Trustees noted that while the Adviser did not manage any accounts with strategies

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

identical to that of the Fund, the Adviser had provided information regarding the historical performance of its private funds at the October 10, 2012 meeting.  The Trustees also noted that at the October 10, 2012 meeting, the Adviser provided information concerning its process for identifying, recommending and monitoring sub-advisers for the Fund and for allocating and reallocating assets among the sub-advisers consistent with the Fund’s investment objective and strategies.  The Trustees considered the Adviser’s role in assessing each sub-adviser’s investment style and historical performance and in allocating the Fund’s assets to each sub-adviser on the basis of the particular strategy assigned to it as well as the strategies assigned to other sub-advisers for the Fund.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser.  After considering all of the information, the Trustees concluded that the Adviser had the necessary expertise and resources to select and manage qualified Sub-Advisers to provide portfolio management services to the Fund in accordance with the Fund’s investment objective and strategies.  The Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund, which were distributed at the February 21, 2013 meeting.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to a peer group of multi-alternative, multi-manager funds, which were distributed at the Meeting.  The Trustees noted that the funds comprising the peer group were selected by the Adviser, but that the data was compiled by Morningstar Direct.  The Board considered the Fund’s proposed management fee of 2.00%, noting that the fee fell into the third quartile for the peer group, above the peer group average fee of 1.814%.  The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 2.85%, 3.60% and 2.60% of the Fund’s average annual assets for Class A shares, Class C shares and Class Y shares, respectively.  These contractual operating expense limits put the Fund’s total expense ratio into the third quartile for Class A shares and Class Y shares, and the fourth quartile for Class C shares, as compared to the peer group, each above the peer group average of 2.263% which fell into the second quartile.

The Trustees next considered the overall profitability that may result from the Adviser’s management of the Fund.  The Trustees noted that the Adviser and its affiliates intended to seed the Fund with $100 million in initial capital, but that the Adviser may still need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be realized by the Adviser from the fees payable under the Advisory Agreement and the expense subsidization anticipated by the Adviser.  In reviewing the Fund’s fees and total expense structure, the Trustees took into account the Fund’s Multi-Manager Structure, noting that the Adviser would pay each of the

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

Fund’s sub-advisers out of its own advisory fees, and that the Fund would not be directly responsible for payment of any sub-advisory fees.

The Trustees concluded that the Fund’s proposed expenses and the advisory fees payable to the Adviser were fair and reasonable in light of the comparative expense information and considering the Multi-Manager Structure.  The Trustees further concluded that the Adviser’s profits from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered the potential economies of scale the Fund might realize under the structure of the proposed advisory fees and expense cap.  With respect to the Adviser’s advisory fee and applicable fee waivers and expense reimbursements, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Basis for Trustees’ Approval of Sub-Advisory Agreements

The Trustees met in person at a meeting held on February 21, 2013 to consider the approval of the sub-advisory agreements (each a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) for the Fund, entered into between the Adviser and each of the following sub-advisers (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”):

•Chicago Fundamental Investment Partners, LLC (“CFIP”)
•First Oak Capital Management, LLC (“First Oak”)
•Graham Capital Management, L.P. (“GCM”),
•Kabouter Management, LLC (“Kabouter”)
•Kingsford Capital Management, LLC (“Kingsford”)
•Kovitz Investment Group, LLC (“KIG”)
•Lansdowne Partners Limited Partnership (“Lansdowne”)
•MPAM Credit Trading Partners L.P. (“MPAM”)
•PEAK6 Advisors, LLC (“PEAK6”); and
•York Registered Holdings, L.P. (“York”).

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Sub-Advisory Agreements

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials prepared by each Sub-Adviser (including a due questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including the Code of Ethics) and other pertinent information.  Based on their evaluation of the information provided by the Adviser and the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreements for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Sub-Advisory Agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services provided by each of CFIP, First Oak, GCM, Kabouter, Kingsford, KIG, Lansdowne, MPAM, PEAK6 and York.  The Trustees considered CFIP’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Bradford B. Couri, Levoyd E. Robinson, Eric S. Baer, David C. Dieffenbacher and Sean M. Haas, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by CFIP, and other key personnel at CFIP.  The Trustees also considered First Oak’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Ashish Y. Shah, who would serve as the portfolio manager/key personnel for the segment of the Fund’s assets managed by First Oak, and other key personnel at First Oak.  The Trustees also considered GCM’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Kenneth G. Tropin and Pablo Calderini, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by GCM, and other key personnel at GCM.  The Trustees also considered Kabouter’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Peter Zaldivar and Marcel P. Houtzager, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by Kabouter, and other key personnel at Kabouter.  The Trustees also considered Kingsford’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Michael I. Wilkins and Louis Corrigan, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Sub-Advisory Agreements (Continued)

Kingsford, and other key personnel at Kingsford.  The Trustees also considered KIG’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Mitchell A. Kovitz, Jonathan A. Shapiro and Joel D. Hirsh, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by KIG, and other key personnel at KIG.  The Trustees also considered Lansdowne’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Peter Davies and Stuart Roden, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by Lansdowne, and other key personnel at Lansdowne.  The Trustees also considered MPAM’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Craig E. Ruch, Brent C. Zimmerman and Sean M. Roche, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by MPAM, and other key personnel at MPAM.  The Trustees also considered PEAK6’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jaiyu Li, Matt Rowe and Joseph Scoby, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by PEAK6, and other key personnel at PEAK6.  The Trustees also considered York’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of James G. Dinan and David M. Damast, who would serve as the portfolio managers/key personnel for the segment of the Fund’s assets managed by York, and other key personnel at York.

The Trustees also considered information provided by each of CFIP, First Oak, GCM, Kabouter, Kingsford, KIG, Lansdowne, MPAM, PEAK6 and York and included in the Meeting materials, relating to each of their investment objectives and strategies for the Fund, brokerage practices and compliance and risk management programs.  The Trustees also noted any services that extended beyond portfolio management.  The Trustees concluded that CFIP, First Oak, GCM, Kabouter, Kingsford, KIG, Lansdowne, MPAM, PEAK6 and York had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services provided by each of CFIP, First Oak, GCM, Kabouter, Kingsford, KIG, Lansdowne, MPAM, PEAK6 and York to the Fund were satisfactory.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees did not consider the performance of the Fund, as it has no performance history.  However, the Trustees reviewed the qualifications, backgrounds and experience of the personnel of each of CFIP, First Oak, GCM, Kabouter, Kingsford, KIG, Lansdowne, MPAM, PEAK6 and York, as well as information concerning the performance history of each of the Sub-Advisers with respect to separately managed accounts or funds that use a strategy similar to the strategy each Sub-Adviser will apply to its respective segment of Fund assets.  After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Sub-Advisers’ management of the Fund’s portfolio.

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Sub-Advisory Agreements (Continued)

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS

The Trustees then considered the cost of services and the structure of the proposed sub-advisory fees schedules for each Sub-Adviser, which were distributed as a handout at the Meeting.  The Trustees noted that the Adviser had confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreements were reasonable in light of the quality of the services performed by each of the Sub-Advisers.  Since the sub-advisory fees are paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Advisers. Consequently, the Trustees did not consider the costs of services provided by each of the Sub-Advisers or their profitability from their relationship with the Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory fees paid to each of the Sub-Advisers by the Adviser were reasonable in light of the services provided by the Sub-Advisers.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to CFIP, First Oak, GCM, Kabouter, Kingsford, KIG, Lansdowne, MPAM, PEAK6 and York are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by each of CFIP, First Oak, GCM, Kabouter, Kingsford, KIG, Lansdowne, MPAM, PEAK6 and York from their association with the Fund.  The Trustees concluded that the benefits the Sub-Advisers may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Adviser with respect to each Sub-Adviser.  Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreements as being in the best interests of the Fund and its shareholders.

AURORA HORIZONS FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

AURORA HORIZONS FUND
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-443-2862.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	31	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	31	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

AURORA HORIZONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	31	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 70		2009	Chief Compliance		Endowment
			Officer (“CCO”),		fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies);
			President, CAO		Independent
			and CCO, Granum		Manager,
			Securities, LLC		Ramius IDF
			(a broker-dealer)		fund complex
			(1997–2007).		(two closed-
end investment
companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	31	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 51		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

AURORA HORIZONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator;
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC	N/A	N/A
Age: 34		2005	(2004–present).
Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 66	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 31		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Fund.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-443-2862. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12 month period ended June 30 is available without charge, upon request, by calling, toll free, 1-800-443-2862, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at

1-800-443-2862 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

AURORA HORIZONS FUND

Investment Adviser	Aurora Investment Management L.L.C.
300 North LaSalle Street, 52nd Floor
Chicago, Illinois 60654

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	NGAM Distribution, L.P.
399 Boylston Street
Boston, Massachusetts 02116

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date November 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date November 4, 2013

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date November 4, 2013

* Print the name and title of each signing officer under his or her signature.